STOCK AWARDS, WARRANTS AND OPTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants Outstanding at Beginning	332,281	1,733,599
Warrants Cancelled		(1,733,599)
Warrants Assumed from merger		81,237
Warrants Granted		251,044
Warrants Expired	(28,400)
Warrants Outstanding at Ending	303,881	332,281
Weighted Average Exercise Price Outstanding at Beginning	$ 17.20	$ 3.38
Weighted Average Exercise Price Cancelled		$ 3.38
Weighted Average Exercise Price Assumed from merger		$ 63.33
Weighted Average Exercise Price Granted		$ 2.27
Weighted Average Exercise Price Expired	$ 94.00
Weighted Average Exercise Price Outstanding at Ending	$ 10.02	$ 17.20